Derivative financial instruments, Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments [Abstract]
Hedging instruments assets	$ 8,864	$ 24,625
Hedging instruments liabilities	163	1,939
Derivative financial instruments, assets	8,864	24,625
Derivative financial instruments, liabilities	163	1,939
Derivative financial instruments assets non current	2,627	12,024
Derivative financial instruments liabilities non current	0	0
Derivative financial instruments assets current	6,237	12,601
Derivative financial instruments liabilities current	163	1,939
Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative financial instruments [Abstract]
Hedging instruments assets	8,007	22,935
Hedging instruments liabilities	0	0
Forward Freight Agreements [Member]
Derivative financial instruments [Abstract]
Non-hedging instrument, assets	590	1,690
Non-hedging instrument, liabilities	0	891
Forward Foreign Exchange Contracts [Member]
Derivative financial instruments [Abstract]
Non-hedging instrument, assets	267	0
Non-hedging instrument, liabilities	$ 163	$ 1,048